Income Taxes	12 Months Ended
Dec. 31, 2019
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 16: INCOME TAXES

As indicated in Note 2(v), the Company is a Marshall Islands corporation. However, the Company is subject to tax in Argentina, Brazil and Paraguay, jurisdictions where certain of its subsidiaries operate. The Company’s operations in Panama and Uruguay are not taxed. The corporate income tax rate in Argentina, Brazil and Paraguay is 30%, 34% and 10%, respectively for the year ended December 31, 2019. As a result of the tax reforms voted by the Argentinean Parliament in December 2017 and December 2019, the corporate income tax rate has decreased from 35% in 2017 to 30% for the period from 2018 to 2021.

The components of income before income taxes in consolidated statements of income for the years ended December 31, 2019, 2018 and 2017 are as follows:

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Argentina	$(530)	$(5,219)	$(6,496)
Paraguay	1,786	454	(1,306)
Uruguay	59,270	37,113	36,931
Panama	(23,652)	(20,262)	(26,701)
Marshall Islands	(3,597)	(6,984)	(2,894)
Others	95	384	103

Total income/(loss) before income taxes and noncontrolling interest	$33,372	$5,486	$(363)

Income tax (expense)/ benefit is comprised of:

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Current	$(175)	$846	$(194)
Deferred	(856)	590	3,966

Total Argentina	$(1,031)	$1,436	$3,772
Current	$(102)	$(58)	$(99)
Deferred	(100)	(2)	(205)

Total Paraguay	$(202)	$(60)	$(304)

Total income tax (expense)/ benefit	$(1,233)	$1,376	$3,468

A reconciliation between the income tax expense resulting from applying the Marshall Islands, Panamanian or Uruguayan statutory income tax rate and the reported income tax expense has not been presented herein, as it would not provide any additional useful information to the users of these consolidated financial statements, as the Company’s net income is subject to neither Marshall Islands, Panama nor Uruguay tax.

A reconciliation between the income tax expense resulting from applying the Brazilian or Paraguayan statutory income tax rate and the reported income tax expense has not been presented herein since these amounts are not material to the Company’s consolidated financial statements.

Reconciliation of income tax benefit to taxes calculated based on Argentinean statutory tax rate is as follows:

	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Loss before income taxes and noncontrolling interest	$(530)	$(5,219)	$(6,496)
Statutory tax rate	30%	30%	35%

Income before taxes at the statutory tax rate	159	1,566	2,274
Permanent differences	(1,190)	(130)	1,498

Income tax (expense)/ benefit of the year	$(1,031)	$1,436	$3,772

The components of deferred income taxes included on the balance sheets were as follows:

	December 31, 2019	December 31, 2018
Deferred income tax assets:
Future deductible differences	$142	$923
Tax loss carry-forward	—	387

Total deferred income tax assets	142	1,310

Deferred income tax liability:
Intangible assets	(3,745)	(4,013)
Property, plant and equipment, net	(3,225)	(3,264)
Other	(1,305)	(1,210)

Total deferred income tax liability	(8,275)	(8,487)

Net deferred income tax liability	$(8,133)	$(7,177)